OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables Tables Abstract
Schedule of Other Receivables

	December 31,
	2018	2019	2019
	CNY	CNY	US$

Withholding social insurance	6	6	1
Input value-added tax	597	—	—
Staff advances	13	13	2
Deposit	20	20	3
	636	39	6